Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials and consumables	$ 16,500	$ 20,638
Finished goods	51,382	93,837
Total	$ 67,882	$ 114,475